Bank Debt	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Debt Disclosure

8. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2012	2013

Maxpente	July 2010	December 2013	$33,900	$	―
Marathasa	February 2005	December 2013	13,305		―
Marinouki	March 2006	December 2013	25,174		―
Soffive	November 2007	December 2013	33,000		―
Kerasies	December 2007	December 2013	30,932		―
Maxeikosi	August 2012	August 2014	17,875		16,668
Maxpente	December 2013	January 2015	―		30,838
Maxdodeka	December 2012	February 2016	23,150		―
Glovertwo	October 2013	October 2016	―		16,000
Marathassa	December 2013	February 2017	―		10,208
Marindou	December 2012	January 2018	28,400		28,400
Marinouki	December 2013	March 2018	―		20,963
Avstes	December 2012	April 2018	22,700		22,700
Eniaprohi	December 2012	November 2018	24,000		24,000
Petra	January 2007	January 2019	22,220		22,220
Eniadefhi	December 2012	February 2019	33,750		33,750
Pemer	March 2007	March 2019	22,218		22,218
Eptaprohi	April 2012	April 2019	42,800		―
Pelea	December 2012	June 2019	32,298		32,298
Maxeikosiena	October 2012	October 2019	18,000		―
Soffive	December 2013	November 2019	―		27,840
Kerasies	December 2013	December 2019	―		24,744
Maxdekatria	March 2012	March 2020	20,800		20,400
Maxdeka	August 2011	December 2022	34,087		30,678
Staloudi	July 2008	July 2023	27,520		24,520
Shikoku	October 2011	August 2023	41,067		37,333
Maxeikositessera	September 2012	February 2024	33,971		31,017
Maxenteka	April 2012	April 2024	34,500		31,500
Total			$615,667		$508,295

Current portion			$19,199		$35,185
Long-term portion			$596,468		$473,110

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except for a portion of the principal amounts of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments. The fair value of bank debt outstanding on December 31, 2013 amounted to $509,233 when valuing the respective portions of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities on the basis of the relevant CIRR, as applicable on December 31, 2013, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2013, an aggregate amount of $86,154, was available for drawing under certain of the above loan agreements and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2013, based on the bank loan and the credit facility agreements as amended, are as follows:

To December 31,
2014	.	$35,185
2015	.	63,890
2016	.	49,089
2017	.	46,903
2018	.	109,290
2019	and thereafter	203,938
Total	..	$508,295

Total interest incurred on long-term debt for the years ended December 31, 2011, 2012 and 2013 amounted to $6,722, $10,038 and $9,553, respectively, which includes interest capitalized of $1,472, $966 and $467 for the years ended December 31, 2011, 2012 and 2013, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2011, 2012 and 2013 was 1.439% p.a., 1.850% p.a., and 1.737% p.a., respectively.

Certain of the above loans or credit facilities have a currency conversion option whereby the borrower may elect to convert the outstanding loan amount or any part thereof to certain currencies specified in each agreement, using the spot exchange rate applicable on the date of conversion. Specified currencies include Japanese Yen (“JPY”), Swiss Franc (“CHF”), Euro (“EUR”), Canadian dollar (“CAD”) or pound sterling (“GBP”), depending on the relevant agreement. In all the above loans and credit facilities with a currency conversion option, no consideration has been or will be paid by any of the borrowers to the respective lenders in connection with the conversion option since the parties did not ascribe value to the conversion option as the conversion options are always based on the market or spot rates at the time they are exercised. The exercise of the conversion option in any of the above loans or credit facilities results in a change in both the currency denomination of the loan and the basis of the interest rate (that is, a USD-denominated loan bears interest based on USD LIBOR and, upon conversion into a JPY-denominated loan, will bear interest based on JPY LIBOR). All other terms of the loans or credit facilities, including the margin (the interest rate spread over LIBOR) and the repayment terms, will remain the same upon exercise of the currency conversion option.

The Company considered the accounting guidance relating to Accounting for Derivative Instruments and Hedging Activities, and concluded that the conversion options are embedded derivatives that would require bifurcation and separate accounting because of the following:

(i)       The economic characteristics and risks of an instrument in which the underlying is both a foreign currency and the interest rate is not clearly and closely related to the economic characteristics and risks of a debt host;

(ii)       The borrowing arrangement that embodies both the conversion option and the debt host is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur; and

(iii)       A separate instrument with the same terms as the conversion option would be a derivative instrument subject to the requirements of this accounting guidance.

However, the Company believes that the conversion option under the borrowing arrangements has no fair value due to the fact that the conversion into a different currency, and, accordingly, into a corresponding LIBOR interest rate, will always be at the prevailing foreign currency exchange rate (spot rate) and prevailing interest rate at the time of the conversion. Furthermore, both the Company and the bank did not ascribe value to the currency conversion options as no consideration was sought by the bank and no value was paid by the Company, as noted above.

As of December 31, 2012 and 2013 all loans were denominated in US Dollars.

The foregoing loan and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       First priority assignment of all insurances and earnings of the mortgaged vessels;

•       Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan;

•       Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan; and

•       Corporate guarantee from Safe Bulkers.

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

One of the loan and facility agreements requires the respective borrowers to maintain at all times a minimum balance of $150 in each vessel operating account. One of the loan and facility agreements requires the respective borrower to maintain at all times a minimum balance of $500 in the vessel operating account.

In addition, the corporate guarantees, as amended, by Safe Bulkers include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be ( the “Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 month basis or as the case may be the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 or 6.5:1, as applicable on a trailing 12 month basis (“EBITDA Covenant”). EBITDA is not a recognized measurement under US GAAP and represents net income before net interest expense, income tax expense, depreciation and amortization ;

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000;

•       payment of dividends is subject to no event of default having occurred;

•       maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender; and

•       a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2013, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.